Principal accounting policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
Statements [Line Items]
Right of use assets term of lease	1 year
Estimate of useful life before revised intangible assets	5 years
Top of range [member]
Statements [Line Items]
Right of use assets term of lease	17 years
Estimate of useful life before revised intangible assets	10 years
Others Intangible Assets [Member] | Bottom of range [member] | Software [Member]
Statements [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Estimate of useful life before revised intangible assets	3 years
Others Intangible Assets [Member] | Top of range [member] | Software [Member]
Statements [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Estimate of useful life before revised intangible assets	5 years